CONCENTRATION OF RISK - Additional information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONCENTRATION OF RISK
Percentage Of Fluctuations in Foreign Exchange rate	7.60%	2.30%